Fair Value Measurements (Schedule Of Estimates Of Fair Value Of Financial Instruments) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Assets:
Securities available-for-sale	$ 369,466	$ 254,043
Securities held-to-maturity	90,810	94,191
Carrying Amount
Assets:
Cash and cash equivalents	70,113	148,228
Securities available-for-sale		254,043
Securities held-to-maturity		90,786
Other securities		9,857
Net loans		2,631,916
Accrued interest receivable		6,826
Derivative assets	10,811	10,253
Liabilities:
Deposits		2,872,787
Short-term debt	154,869	134,931
Long-term debt		16,495
Derivative liabilities	10,933	10,277
Fair Value
Assets:
Cash and cash equivalents	70,113	148,228
Securities available-for-sale	369,466	254,043
Securities held-to-maturity	90,810	94,191
Other securities	12,915	9,857
Net loans	2,843,973	2,638,911
Accrued interest receivable	7,432	6,826
Derivative assets	10,811	10,253
Liabilities:
Deposits	3,085,908	2,879,126
Short-term debt	154,872	134,934
Long-term debt	16,457	16,464
Derivative liabilities	10,933	10,277
Level 1
Assets:
Cash and cash equivalents	70,113	148,228
Securities available-for-sale	4,785	4,735
Securities held-to-maturity	0	0
Other securities	0	0
Net loans	0	0
Accrued interest receivable	7,432	6,826
Derivative assets	0	0
Liabilities:
Deposits	2,066,419	1,846,124
Short-term debt	0	0
Long-term debt	0	0
Derivative liabilities	0	0
Level 2
Assets:
Cash and cash equivalents	0	0
Securities available-for-sale	362,585	247,437
Securities held-to-maturity	90,810	94,191
Other securities	12,915	9,857
Net loans	0	0
Accrued interest receivable	0	0
Derivative assets	10,811	10,253
Liabilities:
Deposits	1,019,489	1,033,002
Short-term debt	154,872	134,934
Long-term debt	16,457	16,464
Derivative liabilities	10,933	10,277
Level 3
Assets:
Cash and cash equivalents	0	0
Securities available-for-sale	2,096	1,871
Securities held-to-maturity	0	0
Other securities	0	0
Net loans	2,843,973	2,638,911
Accrued interest receivable	0	0
Derivative assets	0	0
Liabilities:
Deposits	0	0
Short-term debt	0	0
Long-term debt	0	0
Derivative liabilities	$ 0	$ 0